NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets [abstract]
Schedule of non-current assets

USDm	2021	2020

UK	4.7	4.7
Denmark	1,442.9	1,199.9
Singapore	516.7	546.3
Other	2.7	3.7
Not allocated	0.7	0.4
Non-current assets	1,967.7	1,755.0